INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss carried forwards	$ 167,949	$ 149,616
Depreciation and amortization	24,248	15,644
Deferred deductible expenses	2,454	3,994
Deferred rents	26,326	21,243
Others	9,949	7,219
Sub-total	230,926	197,716
Valuation allowances
Current	(43,764)	(26,617)
Long-term	(182,349)	(165,583)
Sub-total	(226,113)	(192,200)
Total deferred tax assets	4,813	5,516
Deferred tax liabilities
Land use rights	(50,645)	(52,032)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,374)	(3,061)
Others	(6,588)	(5,414)
Total deferred tax liabilities	(61,112)	(61,012)
Deferred tax liabilities, net	$ (56,299)	$ (55,496)